                        SUPPLEMENT DATED MAY 2, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios

  Janus Aspen Series

The investment objective of the Janus Aspen Series -- Balanced Portfolio is revised in the prospectus to read as follows:

   Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

The investment objective of the Janus Aspen Series -- Forty Portfolio is revised in the prospectus to read as follows:

   A non-diversified* portfolio that seeks long-term growth of capital.

   * A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Please refer to the prospectus and any prospectus supplements for the Janus Aspen Series -- Balanced Portfolio and the Janus Aspen Series -- Forty Portfolio for additional information.

                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form P1140 10/90

                                  Issued by:
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

             The Alger American Fund:
              Alger American Growth Portfolio -- Class O Shares
              Alger American Small Capitalization Portfolio --
                Class O Shares

             AllianceBernstein Variable Products Series Fund, Inc.:
              AllianceBernstein Growth and Income Portfolio --
                Class B

             Federated Insurance Series:
              Federated American Leaders Fund II -- Primary
                Shares
              Federated Capital Income Fund II
              Federated High Income Bond Fund II* -- Primary
                Shares

             Fidelity(R) Variable Insurance Products Fund:
              VIP Asset Manager/SM/ Portfolio -- Initial Class
              VIP Contrafund(R) Portfolio -- Initial Class
              VIP Equity-Income Portfolio -- Initial Class
              VIP Growth Portfolio -- Initial Class
              VIP Growth & Income Portfolio -- Initial Class
              VIP Growth Opportunities Portfolio -- Initial Class
              VIP Mid Cap Portfolio -- Service Class 2
              VIP Overseas Portfolio -- Initial Class

              Franklin Templeton Variable Insurance Products
              Trust:
               Templeton Foreign Securities Fund -- Class 1
                 Shares
               Templeton Global Income Securities Fund -- Class 1
                 Shares
              GE Investments Funds, Inc.:
               Global Income Fund
               Income Fund
               International Equity Fund
               Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity
                 Fund)
               Money Market Fund
               Premier Growth Equity Fund
               Real Estate Securities Fund
               S&P 500(R) Index Fund
               Small-Cap Value Equity Fund
               Total Return Fund
               U.S. Equity Fund

              Goldman Sachs Variable Insurance Trust:
               Goldman Sachs Growth and Income Fund
               Goldman Sachs Mid Cap Value Fund

            Janus Aspen Series:
             Balanced Portfolio -- Institutional Shares
             Flexible Bond Portfolio -- Institutional Shares
               (formerly, Flexible Income Portfolio)
             Forty Portfolio -- Institutional Shares
               (formerly, Capital Appreciation Portfolio)
             Global Life Sciences Portfolio -- Service Shares Global Technology Portfolio -- Service Shares International Growth Portfolio -- Institutional Shares Large Cap Growth Portfolio -- Institutional Shares
               (formerly, Growth Portfolio)
             Mid Cap Growth Portfolio -- Institutional Shares Worldwide Growth Portfolio -- Institutional Shares

            MFS(R) Variable Insurance Trust:
             MFS(R) New Discovery Series -- Service Class
               Shares
                   Oppenheimer Variable Account Funds:
                    Oppenheimer Aggressive Growth Fund/VA
                    Oppenheimer Balanced Fund/VA
                    Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Core Bond Fund/VA
                      (formerly, Oppenheimer Bond Fund/VA)
                    Oppenheimer High Income Fund/VA*

             PBHG Insurance Series Fund, Inc.:
              Liberty Ridge Growth II Portfolio (formerly, PBHG
                Growth II Portfolio)
              Liberty Ridge Large Cap Growth Portfolio (formerly,
                PBHG Large Cap Growth Portfolio)

             PIMCO Variable Insurance Trust:
              Total Return Portfolio -- Administrative Class Shares

             Salomon Brothers Variable Series Funds Inc:
              Salomon Brothers Variable Investors Fund -- Class I
              Salomon Brothers Variable Strategic Bond Fund* --
                Class I
              Salomon Brothers Variable Total Return Fund --
                Class I

* These Portfolios may invest in lower quality debt securities commonly referred to as "junk bonds."

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:

                                (800)352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                 www.sec.gov.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 29, 2005.

Table of Contents


                 Definitions................................................  6

                 Fee Tables.................................................  8
                    Examples................................................  9

                 Synopsis................................................... 11

                 Condensed Financial Information............................ 15

                 Investment Results......................................... 15

                 Financial Statements....................................... 15

                 The Company................................................ 16

                 The Separate Account....................................... 17
                    The Portfolios.......................................... 17
                    Subaccounts............................................. 18
                    Voting Rights........................................... 25

                 The Guarantee Account...................................... 26

                 Charges and Other Deductions............................... 28
                    Transaction Expenses.................................... 29
                    Deductions From the Separate Account.................... 32
                    Other Charges........................................... 32

                 The Contract............................................... 34
                    Purchase of the Contract................................ 34
                    Ownership............................................... 35
                    Assignment.............................................. 36
                    Premium Payments........................................ 37
                    Valuation Day and Valuation Period...................... 37
                    Allocation of Premium Payments.......................... 37
                    Valuation of Accumulation Units......................... 38

                 Transfers.................................................. 39
                    Transfers Before the Maturity Date...................... 39
                    Transfers from the Guarantee Account to the Subaccounts. 39 Transfers from the Subaccounts to the Guarantee Account. 39
                    Transfers Among the Subaccounts......................... 39
                    Telephone/Internet Transactions......................... 41
                    Confirmation of Transactions............................ 42
                    Special Note on Reliability............................. 42
                    Transfers by Third Parties.............................. 42
                    Special Note on Frequent Transfers...................... 43
                    Dollar Cost Averaging Program........................... 46
                    Portfolio Rebalancing Program........................... 47

               Surrenders and Partial Surrenders............................  48
                  Surrenders and Partial Surrenders.........................  48
                  Restrictions on Distributions from Certain Policies.......  49
                  Systematic Withdrawal Program.............................  49

               The Death Benefit............................................  52
                  Death Benefit at Death of Annuitant.......................  52
                  Death of an Owner or Joint Owner Before the Maturity Date.  52
                  Payment of Benefits After Income Payments Begin...........  55

               Income Payments..............................................  56
                  Optional Payment Plans....................................  58
                  Variable Income Payments..................................  60
                  Transfers After the Maturity Date.........................  60

               Federal Tax Matters..........................................  62
                  Introduction..............................................  62
                  Taxation of Non-Qualified Contracts.......................  62
                  Section 1035 Exchanges....................................  66
                  Qualified Retirement Plans................................  67
                  Federal Income Tax Withholding............................  72
                  State Income Tax Withholding..............................  72
                  Tax Status of the Company.................................  72
                  Changes in the Law........................................  72

               Requesting Payments..........................................  73

               Distribution of the Contracts................................  75

               Additional Information.......................................  77
                  Owner Questions...........................................  77
                  Return Privilege..........................................  77
                  State Regulation..........................................  77
                  Evidence of Death, Age, Gender or Survival................  77
                  Records and Reports.......................................  77
                  Other Information.........................................  78
                  Legal Proceedings.........................................  78

               Appendix A................................................... A-1

               Appendix B................................................... B-1

               Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person(s) named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The value of the contract equal to the amount allocated to the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Maturity Date -- The date on which income payments will commence, if the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or in all markets.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, contract charge, maximum distribution expense charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium Number of Full and  Surrender Charge as payments partially or totally surrendered)  Partially Completed a Percentage of the
                                             Years Since We      Premium Payment
                                             Received the        Partially or Totally
                                             Premium Payment     Surrendered/1/
                                             ----------------------------------------
                                                      1                   6%
                                                      2                   6%
                                                      3                   6%
                                                      4                   6%
                                                      5                   4%
                                                      6                   2%
                                                  7 or more               0%
-------------------------------------------------------------------------------------
  Transfer Charge                                           $10.00/2/
-------------------------------------------------------------------------------------

                    /1/ You may partially surrender up to 10% of your Contract
                        Value at the close of the Valuation Period during which we receive the surrender request without a surrender charge if the surrender occurs later than twelve months after the last partial surrender.

                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer after the first transfer in a calendar month.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------
Annual Contract Charge                                                         $30.00/1/
----------------------------------------------------------------------------------------
Separate Account Annual Expenses
----------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge
   (as a percentage of your average daily net assets in the Separate Account)      1.15%
----------------------------------------------------------------------------------------
  Distribution Expense Charge/2/                                                   0.20%
----------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                     1.35%
----------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $75,000 at the time the charge is assessed.

                    /2/ This charge is taken monthly during the first 10
                        contract years following each premium payment.

                      For information concerning compensation paid for the sale of the contract, see the "Distribution of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   1.42%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.00%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                           1 Year   3 Years   5 Years  10 Years
                                           ------   -------   -------  --------
               Costs Based on Maximum
                 Annual Portfolio Expenses $828.78 $1,424.92 $1,868.94 $3,194.98

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize or that you decide not to surrender your contract at the end of the stated time period.

                                             1 Year  3 Years  5 Years  10 Years
                                             ------  -------  -------  --------
                 Costs Based on Maximum
                   Annual Portfolio Expenses $290.06 $888.84 $1,513.39 $3,194.98

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . mortality and expense risk charges of 1.15%
                           (deducted daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.10% of the Contract Value); and

                         . distribution expense charges of 0.20% (assessed
                           monthly during the first 10 contract years following each premium payment).

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. If your contract Form is P1098A, B, C, or U and/or we issued your contract before January 28, 1991, please see Appendix A. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your premium payments to buy Accumulation Units under the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer value between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with the contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many years those payments have been in the contract. You may partially surrender up to 10% of your Contract Value at the close of the Valuation Period during which we receive the surrender request without a surrender charge if the surrender occurs later than twelve months after the last partial surrender. We also waive or reduce this charge under certain conditions. We will deduct amounts surrendered first from any premium payments in the contract and then from any gain. See the "Surrender Charge" provision in this prospectus.

                      We assess charges daily, in the aggregate, at an effective annual rate of 1.15% against the daily net asset value of the Separate Account. This charge is for mortality and expense risks. There is also a $30 annual contract charge, which we waive if the Contract Value is more than $75,000 at the time the charge is assessed. There is also a charge for the distribution expense. We deduct a distribution expense charge monthly against assets in the Separate Account during the first 10 contract years following each premium payment. This charge equals an annual rate of 0.20% of that portion of the assets attributable to each premium payment allocated to the Separate Account. See the "Distribution Expense Charge" provision in this prospectus. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Distribution of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," the "Income Payments -- Transfers After the Maturity Date" and "The Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial surrenders? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial surrender, we may assess a surrender charge. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require longer periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from premium payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your premium payments (less any partial surrenders taken). See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts which correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B of this prospectus for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the distribution expense charge and the annual contract charge. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by the General Electric Company. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by the General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate premium payments.
                      You currently may change your future premium allocation without penalty or charges. There are, however, limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to which to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS           You may allocate premiums to up to 20 Subaccounts of the
                      Portfolios listed below in addition to the Guarantee
                      Account at any one time.

                                                                                              Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                      Investment Objective                  as applicable)
                  --------------------------------------------------------------------------------------------------------
THE ALGER         Alger American Growth               Seeks long-term capital appreciation.   Fred Alger Management, Inc.
AMERICAN FUND     Portfolio -- Class O Shares
                  --------------------------------------------------------------------------------------------------------
                  Alger American Small                Seeks long-term capital appreciation.   Fred Alger Management, Inc.
                  Capitalization Portfolio -- Class O
                  Shares
                  --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Growth and        Seeks reasonable current income and     Alliance Capital
VARIABLE PRODUCTS Income Portfolio -- Class B         reasonable opportunity for appreciation Management, L.P.
SERIES FUND, INC.                                     through investments primarily in
                                                      dividend-paying common stocks of good
                                                      quality.
                  --------------------------------------------------------------------------------------------------------
FEDERATED         Federated American Leaders          Seeks long-term growth of capital.      Federated Equity
INSURANCE SERIES  Fund II -- Primary Shares           Providing income is a secondary         Management Company of
                                                      objective.                              Pennsylvania
                  --------------------------------------------------------------------------------------------------------
                  Federated Capital Income Fund II    Seeks high current income and moderate  Federated Equity
                                                      capital appreciation.                   Management Company of
                                                                                              Pennsylvania (subadvised by
                                                                                              Federated Investment
                                                                                              Management Company)
                  --------------------------------------------------------------------------------------------------------


                     Subaccount Investing In                           Investment Objective
                     ----------------------------------------------------------------------------------
                     Federated High Income Bond             Seeks high current income by investing
                     Fund II -- Primary Shares              in lower-rated corporate debt obligations,
                                                            commonly referred to as "junk bonds."
                     ----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/                  Seeks to obtain high total return with
INSURANCE PRODUCTS   Portfolio -- Initial Class             reduced risk over the long-term by
FUND                                                        allocating its assets among stocks,
                                                            bonds, and short-term instruments.







                     ----------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Initial Seeks long-term capital appreciation.
                     Class







                     ----------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --         Seeks reasonable income by investing
                     Initial Class                          primarily in income-producing equity
                                                            securities. In choosing these securities,
                                                            the fund will also consider the potential
                                                            for capital appreciation. The fund's goal
                                                            is to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the Standard & Poor's 500/SM/
                                                            Index (S&P 500(R)).
                     ----------------------------------------------------------------------------------
                     VIP Growth Portfolio -- Initial        Seeks to achieve capital appreciation.
                     Class


                     ----------------------------------------------------------------------------------
                     VIP Growth & Income                    Seeks high total return through a
                     Portfolio -- Initial Class             combination of current income and
                                                            capital appreciation.






                     ----------------------------------------------------------------------------------

                                       Adviser (and Sub-Adviser(s),
Subaccount Investing In                       as applicable)
-------------------------------------------------------------------
Federated High Income Bond              Federated Investment
Fund II -- Primary Shares               Management Company

-------------------------------------------------------------------
VIP Asset Manager/SM/                   Fidelity Management &
Portfolio -- Initial Class              Research Company
                    (subadvised by Fidelity
                                        Management & Research
                                        (U.K.) Inc., Fidelity
                                        Management & Research
                                        (Far East) Inc., Fidelity
                                        Investments Japan Limited,
                                        Fidelity Investments Money
                                        Management, Inc. and FMR
                                        Co., Inc.)
-------------------------------------------------------------------
VIP Contrafund(R) Portfolio -- Initial  Fidelity Management &
Class                                   Research Company
                                        (subadvised by Fidelity
                                        Management & Research
                                        (U.K.) Inc., Fidelity
                                        Management & Research
                                        (Far East) Inc., Fidelity
                                        Investments Japan Limited
                                        and FMR Co., Inc.)
-------------------------------------------------------------------
VIP Equity-Income Portfolio --          Fidelity Management &
Initial Class                           Research Company
                                        (subadvised by FMR Co.,
                                        Inc.)





-------------------------------------------------------------------
VIP Growth Portfolio -- Initial         Fidelity Management &
Class                                   Research Company
                                        (subadvised by FMR Co.,
                                        Inc.)
-------------------------------------------------------------------
VIP Growth & Income                     Fidelity Management &
Portfolio -- Initial Class              Research Company
                                        (subadvised by Fidelity
                                        Management & Research
                                        (U.K.) Inc., Fidelity
                                        Management & Research
                                        (Far East) Inc., Fidelity
                                        Investments Japan Limited
                                        and FMR Co., Inc.)
-------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                    Investment Objective                     as applicable)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Growth Opportunities          Seeks to provide capital growth.        Fidelity Management &
                   Portfolio -- Initial Class                                                Research Company
                                                                                             (subadvised by Fidelity
                                                                                             Management & Research
                                                                                             (U.K.) Inc., Fidelity
                                                                                             Management & Research (Far
                                                                                             East) Inc., Fidelity Investments
                                                                                             Japan Limited and FMR Co.,
                                                                                             Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.      Fidelity Management &
                   Service Class 2                                                           Research Company
                                                                                             (subadvised by Fidelity
                                                                                             Management & Research
                                                                                             (U.K.) Inc., Fidelity
                                                                                             Management & Research Far
                                                                                             East Inc., Fidelity Investments
                                                                                             Japan Limited and FMR Co.,
                                                                                             Inc.)
                   ------------------------------------------------------------------------------------------------------------
                   VIP Overseas Portfolio -- Initial Seeks long-term growth of capital.      Fidelity Management &
                   Class                                                                     Research Company
                                                                                             (subadvised by Fidelity
                                                                                             Management & Research
                                                                                             (U.K.) Inc., Fidelity
                                                                                             Management & Research (Far
                                                                                             East) Inc., Fidelity International
                                                                                             Investment Advisors, Fidelity
                                                                                             International Investment
                                                                                             Advisors (U.K.) Limited,
                                                                                             Fidelity Investments Japan
                                                                                             Limited and FMR Co., Inc.)
                   ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Templeton Foreign Securities      Seeks long-term capital growth.         Templeton Investment
VARIABLE INSURANCE Fund -- Class 1 Shares                                                    Counsel, LLC
PRODUCTS TRUST
                   ------------------------------------------------------------------------------------------------------------
                   Templeton Global Income           Seeks high current income, consistent   Franklin Advisers, Inc.
                   Securities Fund -- Class 1        with preservation of capital. Capital
                   Shares                            appreciation is a secondary
                                                     consideration.
                   ------------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Global Income Fund                Seeks high return, emphasizing current  GE Asset Management
FUNDS, INC.                                          income and, to a lesser extent, capital Incorporated
                                                     appreciation.
                   ------------------------------------------------------------------------------------------------------------
                   Income Fund                       Seeks maximum income consistent with    GE Asset Management
                                                     prudent investment management and       Incorporated
                                                     the preservation of capital.
                   ------------------------------------------------------------------------------------------------------------
                   International Equity Fund         Seeks long-term growth of capital.      GE Asset Management
                                                                                             Incorporated
                   ------------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital and   GE Asset Management
                   Mid-Cap Value Equity Fund)        future income.                          Incorporated
                   ------------------------------------------------------------------------------------------------------------
                   Money Market Fund                 Seeks a high level of current income    GE Asset Management
                                                     consistent with the preservation of     Incorporated
                                                     capital and maintenance of liquidity.
                   ------------------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                      Investment Objective                    as applicable)
                   ----------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and       GE Asset Management
                                                     future income rather than current income.   Incorporated
                   ----------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through          GE Asset Management
                                                     current income and capital appreciation.    Incorporated (subadvised by
                                                                                                 Seneca Capital Management)
                   ----------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and accumulation    GE Asset Management
                                                     of income that corresponds to the           Incorporated (subadvised
                                                     investment return of S&P's 500 Composite    by SSgA Funds Management,
                                                     Stock Index.                                Inc.)
                   ----------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund       Seeks long-term growth of capital.          GE Asset Management
                                                                                                 Incorporated (subadvised by
                                                                                                 Palisade Capital Management,
                                                                                                 L.L.C.)
                   ----------------------------------------------------------------------------------------------------------
                   Total Return Fund                 Seeks the highest total return, composed    GE Asset Management
                                                     of current income and capital appreciation, Incorporated
                                                     as is consistent with prudent investment
                                                     risk.
                   ----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                  Seeks long-term growth of capital.          GE Asset Management
                                                                                                 Incorporated
                   ----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth and          Seeks long-term growth of capital and       Goldman Sachs Asset
VARIABLE INSURANCE Income Fund                       growth of income.                           Management, L.P.
TRUST
                   ----------------------------------------------------------------------------------------------------------
                   Goldman Sachs Mid Cap             Seeks long-term capital appreciation.       Goldman Sachs Asset
                   Value Fund                                                                    Management, L.P.
                   ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio --             Seeks long-term capital growth.             Janus Capital Management LLC
                    Institutional Shares
                   ----------------------------------------------------------------------------------------------------------
                   Flexible Bond Portfolio --        Seeks to obtain maximum total return,       Janus Capital Management LLC
                   Institutional Shares (formerly,   consistent with preservation of capital.
                   Flexible Income Portfolio)
                   ----------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Institutional  Seeks long-term growth of capital.          Janus Capital Management LLC
                   Shares (formerly, Capital
                   Appreciation Portfolio)
                   ----------------------------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio -- Seeks long-term growth of capital.          Janus Capital Management LLC
                   Service Shares
                   ----------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio --    A non-diversified/2/ portfolio that seeks   Janus Capital Management LLC
                   Service Shares                    long-term growth of capital.
                   ----------------------------------------------------------------------------------------------------------
                   International Growth              Seeks long-term growth of capital.          Janus Capital Management LLC
                   Portfolio -- Institutional Shares
                   ----------------------------------------------------------------------------------------------------------

                   /1/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.
                   /2/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                   Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                    as applicable)
                     ----------------------------------------------------------------------------------------------------------
                     Large Cap Growth Portfolio --     Seeks long-term growth of capital in a      Janus Capital Management
                     Institutional Shares (formerly,   manner consistent with the preservation     LLC
                     Growth Portfolio)                 of capital.
                     ----------------------------------------------------------------------------------------------------------
                     Mid Cap Growth Portfolio --       Seeks long-term growth of capital.          Janus Capital Management
                     Institutional Shares                                                          LLC
                     ----------------------------------------------------------------------------------------------------------
                     Worldwide Growth Portfolio --     Seeks long-term growth of capital in a      Janus Capital Management
                     Institutional Shares              manner consistent with the preservation of  LLC
                                                       capital.
                     ----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series --    Seeks capital appreciation.                 Massachusetts Financial
INSURANCE TRUST      Service Class Shares                                                          Services Company
                     ----------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive            Seeks capital appreciation by investing in  OppenheimerFunds, Inc.
ACCOUNT FUNDS        Growth Fund/VA                    "growth type" companies.
                     ----------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/VA      Seeks a high total investment return,       OppenheimerFunds, Inc.
                                                       which includes current income and capital
                                                       appreciation in the value of its shares.
                     ----------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital               Seeks capital appreciation by investing in  OppenheimerFunds, Inc.
                     Appreciation Fund/VA              securities well-known, established
                                                       companies.
                     ----------------------------------------------------------------------------------------------------------
                     Oppenheimer Core Bond Fund/VA     Seeks high level of current income. As a    OppenheimerFunds, Inc.
                     (formerly, Oppenheimer Bond       secondary objective, the fund seeks
                     Fund/VA)                          capital appreciation when consistent with
                                                       its primary objective.
                     ----------------------------------------------------------------------------------------------------------
                     Oppenheimer High Income           Seeks a high level of current income from   OppenheimerFunds, Inc.
                     Fund/VA                           investments in high-yield fixed-income
                                                       securities.
                     ----------------------------------------------------------------------------------------------------------
PBHG INSURANCE       Liberty Ridge Growth II Portfolio Seeks capital appreciation.                 Liberty Ridge Capital, Inc.
SERIES FUND, INC.    (formerly, PBHG Growth II
                     Portfolio)
                     ----------------------------------------------------------------------------------------------------------
                     Liberty Ridge Large Cap Growth    Seeks long-term growth of capital.          Liberty Ridge Capital, Inc.
                     Portfolio (formerly, PBHG Large
                     Cap Growth Portfolio)
                     ----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE       Total Return Portfolio --         Seeks maximum total return consistent       Pacific Investment
INSURANCE TRUST      Administrative Class Shares       with preservation of real capital and       Management Company LLC
                                                       prudent investment management.
                     ----------------------------------------------------------------------------------------------------------
SALOMON BROTHERS     Salomon Brothers Variable         Seeks long-term growth of capital. Current  Salomon Brothers Asset
VARIABLE SERIES      Investors Fund -- Class I         income is a secondary objective.            Management Inc
FUNDS INC
                     ----------------------------------------------------------------------------------------------------------
                     Salomon Brothers Variable         Seeks to maximize total return, consistent  Salomon Brothers Asset
                     Strategic Bond Fund -- Class I    with the preservation of capital.           Management Inc
                     ----------------------------------------------------------------------------------------------------------
                     Salomon Brothers Variable Total   Seeks to obtain above-average income        Salomon Brothers Asset
                     Return Fund -- Class I            (compared to a portfolio entirely invested  Management Inc in equity securities). The fund's secondary
                                                       objective is to take advantage of
                                                       opportunities to achieve growth of capital
                                                       and income.
                     ----------------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions, and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolio may have higher fees and charges than the one it replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. We may realize a profit from providing these services, and if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products Fund, Janus Aspen Series, and MFS(R) Variable Insurance Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholders meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with the contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period of one year will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods.

                      However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all of a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision in this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in the Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision in this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the "Distribution of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the distribution expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial and full
                      surrenders of premium payments taken within the first seven years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you surrender premium payments on a first-in, first-out basis. We also assume you surrender your premium payments before you surrender any gains in your contract. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionally from all assets in the Guarantee Account. The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Partially
              the Premium Payment          Surrendered Premium Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                4%
                       6                                2%
                   7 or more                            0%
       ------------------------------------------------------------------


                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain;

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial surrenders taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

                         . if a waiver of surrender charge provision applies; or

                         . taken upon the death of the Annuitant (see "The
                           Death Benefit" provision in this prospectus).

                      You may withdraw up to 10% of your Contract Value at the close of the Valuation Period during which we receive the surrender request without a surrender charge (the "free withdrawal amount") if the surrender occurs later than twelve months after the last partial surrender. If a full or partial surrender request is made later than twelve months after the preceding partial surrender and is more than 10% of the Contract Value at the end of the Valuation Period during which we receive the partial surrender request, to determine the surrender charge we reduce the total amount of premium payments by an amount equal to 10% of the Contract Value. The reduction will be applied to premium payments on a first-in, first-out basis, without regard to whether or not the applicable percentage surrender charge is greater than zero. The free withdrawal amount is not cumulative from contract year to contract year.

                      Partial and full surrenders which qualify for reduced charges as described above are available at any time where permitted. In certain states, surrenders qualifying for reduced charges may not be available until after the first contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). The terms and conditions of the waivers are set forth in your contract.

                      The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or in all markets, and is only available to contracts issued on or after May 1, 1993.

                      To calculate the applicable distribution expense charges when making a premium payment or taking a partial surrender, we must determine that portion of Contract Value which is attributable to each premium payment. To determine this we will multiply the Contract Value by the ratio associated with each particular premium payment. We recalculate these ratios each time you make an additional premium payment or you take a partial surrender.

                      Before the first additional premium payment or partial surrender, the entire Contract Value is attributable to the initial premium payment. However, the Contract Value attributable to the initial premium payment will change every time we receive an additional premium payment or you take a partial surrender.

                      We calculate the portion of the Contract Value attributable to the first additional premium payment by dividing (a) by (b), where:

                        (a) is the amount of the additional premium payment; and

                        (b) is the Contract Value immediately after receipt of
                            the additional premium payment.

                      We will use this ratio to determine the portion of Contract Value attributable to that payment until you make another additional premium payment or take a partial surrender.

                      Every time you make an additional premium payment, we recalculate the ratio for each other premium payment, including the initial premium payment. We do so by multiplying the last calculated ratio for each prior premium payment by the difference between one and the ratio calculated for the most recent additional premium payment.

                      Every time you take a partial surrender, we will redetermine the ratio associated with each premium payment. The new ratio is (a) minus (b), divided by (c), where:

                        (a) is the Contract Value associated with the premium
                            payment;

                        (b) is the amount of partial surrender allocated to the
                            premium payment; and

                        (c) is the Contract Value immediately after the partial
                            surrender.

                      The amount of a partial surrender allocated to a premium payment will never exceed the Contract Value associated with that premium payment.

DEDUCTIONS FROM       We deduct from the Separate Account a mortality and
THE SEPARATE          expense risk charge, computed daily, equal to an
ACCOUNT               effective annual rate of 1.15% of the daily net assets of
                      the Separate Account. These deductions from the Separate
                      Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT       We deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with your contract. We will deduct the charge at each contract anniversary and at the time you surrender the contract.
                      We will waive this charge if your Contract Value at the time of deduction is more than $75,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subacount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

DISTRIBUTION EXPENSE  We deduct a distribution expense charge monthly from the
CHARGE assets in the Separate Account during the first 10 contract years following each premium payment. We compute the charge on each monthly anniversary date and it will equal .0166% of the assets in each Subaccount on that date attributable to each premium payment made during the previous 10 years. See the "Surrender Charge" provision in this prospectus for a description of the method used to determine the portion of assets subject to this charge. This is equivalent to an annual rate of 0.20%. We allocate the distribution expense charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account on that Valuation Day. We do not deduct this charge from amounts in the Guarantee Account. You may request other allocation methods for the distribution expense charge.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES         Each Portfolio incurs certain fees and expenses. To pay
AND DEDUCTIONS        for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer after each transfer made after the first transfer in a calendar month. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

                      The discussion above about the contract in this prospectus relates to contracts that use contract form P1140 10/90. If your contract form is P1098A, B, C, or U, certain features of your contract may vary from the descriptions found in this prospectus. Please see Appendix A for a description of these features in your contract.

PURCHASE OF           If you wish to purchase a contract, you must apply for it
THE CONTRACT          through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Distribution of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified plans for which we designed the contracts. The Annuitant cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay Federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Ownership rights may also be restricted by Court orders, child support or tax collection actions or other legal proceedings.

                      Two persons may apply for a Non-Qualified Contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Maturity Date, you may change:

                         . your Maturity Date to any date at least ten years
                           after the Contract Date;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living at the time of the request. If you change your beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. An assignment must occur before the Maturity Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuity Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments to us at any frequency and
PAYMENTS              in the amount you elect, subject to certain limitations.
                      You must obtain our prior approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older, the total amount not subject to prior approval is $1,000,000. Payments may be made prior to the Maturity
                      Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason, and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio,
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate premium payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of any premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of the subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change.

VALUATION OF          Partial surrenders, total surrenders and/or payment of
ACCUMULATION          the death benefit all result in the cancellation of an
UNITS                 appropriate number of Accumulation Units. We cancel
                      Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial surrender, total surrender or payments of death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution. Also we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS             All owners may transfer all or a portion of their assets
BEFORE THE            between and among the Subaccounts of the Separate Account
MATURITY DATE         and the Guarantee Account on any Valuation Day prior to
                      the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee
                      Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. For any allocation from the
ACCOUNT TO THE        Guarantee Account to the Subaccounts, the limited amount
SUBACCOUNTS           will not be less than any accrued interest on that
                      allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost
                      Averaging Program (see the "Dollar Cost Averaging
                      Program" provision) you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. We reserve the right to prohibit
TO THE GUARANTEE      or limit transfers from the Subaccounts to the Guarantee
ACCOUNT               Account during the six month period following the
                      transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation
                      Day the new transfer request is received at our Home
                      Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer system or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to the transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account to any combination of other Subaccounts
                      (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract).
                      The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging Program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging Program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging Program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging.

                      The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Owners considering participating in a Dollar Cost Averaging Program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders

SURRENDERS            We will allow you to surrender your contract or to
AND PARTIAL           partially surrender a portion of your Contract Value at
SURRENDERS            any time before the Maturity Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any contract
                            charge) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charge and/or applicable premium tax will be taken from the amount surrendered unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that a partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision in this prospectus.

                      Partial surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          withdraw their interest in a variable annuity contract
POLICIES              issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      Accordingly, before we distribute any amounts from these contracts, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            Systematic Withdrawals are currently only available to
WITHDRAWAL            contracts issued on or after March 1, 1992, and may not
PROGRAM               be available in all markets or through all distribution
                      systems.

                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $50) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or from our Home Office.

                      Systematic Withdrawals may not exceed 10% of your Contract Value on the effective date of the first installment for that contract year. See the "Surrender Charge" provision in this prospectus. You may provide specific instructions as to how we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                        (1) you may request only one such change in a calendar
                            quarter; and

                        (2) if you did not elect the maximum amount you could
                            withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $50, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $50. You may discontinue Systematic Withdrawals at any time by notifying us in writing or by telephone (as long as we have your telephone authorization on file) at our Home Office. You may request that we pay any remaining payments in a lump sum. Different limits and other restrictions may apply for contracts issued to qualified retirement plans. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial surrenders at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Partial surrenders under a

                      Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision in this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial surrender.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawals and Dollar Cost Averaging Programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

The Death Benefit

DEATH BENEFIT         If the Annuitant dies before income payments begin and
AT DEATH OF           the Annuitant is age 75 or younger on the date the
ANNUITANT             contract is issued, regardless of whether the Annuitant
                      is also an owner or joint owner of the contract, the amount of proceeds available is the death benefit.
                      However, if we receive a request for payment more than 90 days after the Annuitant's death, or if the deceased
                      Annuitant is age 76 or older on the date the contract is issued, we will pay the Surrender Value instead of the death benefit.

                      Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the death benefit or Surrender Value in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

                      During the first six contract years, the death benefit equals the greater of:

                        (i) the total of premium payments made, minus any
                            partial surrenders (including applicable surrender charges and any applicable premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                       (ii) the Contract Value on the date we receive due proof
                            of death.

                      During subsequent six year periods, the death benefit equals the greater of:

                        (i) the death benefit on the last day of the previous
                            six year period, plus any premium payments made since that date, minus any partial surrenders (including applicable surrender charges and any applicable premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

                       (ii) the Contract Value on the date we receive due proof
                            of death.

                      If we pay the death benefit, we will have no further obligation under the contract. Surrender charges will apply if the contract is surrendered more than 90 days after death of the Annuitant, without regard to whether or not the Contract Value was increased.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR JOINT        distributions be made under this contract upon the death
OWNER BEFORE          of:
THE MATURITY
DATE
                         . an owner or joint owner; or

                         . the Annuitant (if the owner is a non-natural entity
                           such as a trust or corporation).

                      The discussion below describes the methods available for distributing the value of the contract upon death.

                      At the death of the owner (or Annuitant, if any owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within five years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision in this prospectus);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within five years of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before the entire amount has been distributed, we will pay in a lump sum any amounts still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

                      Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

                      Amount of the Proceeds. The proceeds we pay will vary, in part, based on the person who dies. We show the amount we will pay below:

                        Person Who Died               Proceeds Paid
            --------------------------------------------------------
            Owner or Joint Owner                     Surrender Value
            (who is not the Annuitant)
            --------------------------------------------------------
            Owner or Joint Owner                     Death Benefit
            (who is the Annuitant)
            --------------------------------------------------------
            Annuitant                                Death Benefit
            --------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules we discussed above.

PAYMENT OF            If any owner or joint owner dies after income payments
BENEFITS AFTER        begin or if a designated beneficiary dies after the date
INCOME                income payments begin, payments made under the contract
PAYMENTS BEGIN        will be made at least as rapidly as under the method of
                      distribution in effect at the time of death, notwithstanding any other provision in the contract.

Income Payments

                      The Maturity Date is the date income benefits begin, provided the Annuitant is still living on that date. A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Maturity Date may be changed in one year increments up until the time income payments begin. You may change the Maturity Date to any date at least 10 years after the Contract Date and within one year of the last Maturity Date. To change the Maturity Date, send written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Maturity Date, provided the Annuitant is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      The contract provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will earn minimum interest at a rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, we will calculate your initial monthly income benefit by multiplying (a) times (b) times (c), divided by (d) where:

                        (a) is the monthly payment per $1,000, shown under the
                            optional payment plans for Life Income with 10 Years Certain, using gender and settlement age of the Annuitant instead of the payee, on the Maturity Date;

                        (b) is the Contract Value on the Maturity Date;

                        (c) is the monthly income tax factor shown in your
                            contract, if applicable; and

                        (d) is $1,000.

                      Your variable income payments, after the first payment, will reflect the investment experience of the Subaccounts to which you have allocated assets. You may allocate your assets among up to 20 Subaccounts.

                      We may deduct any premium tax we paid and not previously recouped by a premium tax charge from (b) above. We will determine subsequent payments by multiplying the proceeds by the monthly income tax factor applicable to the contract and contained in your contract.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payment level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payments will increase.

                      We will make income payments monthly, unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceeding your Maturity Date;

                         . the settlement age on the Maturity Date, and if
                           applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments and we may deduct premium taxes from your payments.

OPTIONAL              The following Optional Payment Plans are available under
PAYMENT PLANS         the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments for the lifetime of the payee with a maximum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each

                          $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued to Qualified Plans.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plans 2, 3 or 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME       The monthly amount of your first variable income payment
PAYMENTS              will equal your Contract Value as of the Maturity Date,
                      less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments once each calendar year. The transfer will be
                      effective as of the end of the Valuation Period during which we receive written request at our Home Office.
                      However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit Values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner (entity) is taxable on the annual increase in the Contract Value in excess of the premiums paid that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year currently on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payments, of the contract's premiums paid and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Surrenders and partial surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a full surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit. It is possible that all or a portion of these charges could be treated as a partial surrender(s) from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

                      Taxation of Death Benefit if Paid Before the Maturity
                      Date.

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Maturity Date:

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial surrenders, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial surrender that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial surrender or an
                           income payment that you must include in income; and

                         . the amount that might be subject to the penalty tax
                           described above.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for more information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contracts with the various types of qualified retirement. Persons intending to use the contracts in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity.

                      A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit described in this prospectus, from being provided under the contracts when we issue the contract as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract," and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or income payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the Owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial surrender, total surrender, or annuity payout, we will send you forms that explain the withholding requirements.

STATE                 If required by the law of your state, we will also
INCOME TAX            withhold state income tax from the taxable portion of
WITHHOLDING           each distribution made under the contract, unless you
                      make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from receipt of due proof of death and all required forms. We will determine the payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account, we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our Owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a surrender or partial surrender for up to six months from the date we receive your payment request. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

Distribution of the Contracts


                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts. The contracts are no longer issued for new sales, although new premium payments may be made by existing contract owners under the terms of the contract. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905

                      Capital Brokerage Corporation was organized as a corporation under the laws of the State of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commission in the states in which it operates and is a member of the NASD.

                      Capital Brokerage Corporation offered the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with us.

                      Capital Brokerage Corporation also entered into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts (although these contracts are no longer offered for new sales). The registered representatives of the selling firms were (and still may be) registered with the NASD and the states in which they do business, are (or were when the contracts were sold) licensed as insurance agents in the state in which they do business and are (or were when the contracts were sold) appointed with us.

                      When the contracts were sold, we paid compensation to Capital Brokerage Corporation. This compensation consisted of a sales commission to both the wholesaler of Capital Brokerage Corporation and the brokerage firm of the registered representative who sold you your contract. The maximum commission paid to Capital Brokerage Corporation for this aggregate compensation was 8.0% of your aggregate premium payments. Compensation may still be paid for any subsequent premium payments received.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.5% of premium payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 6.5% of premium payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of premium payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid is 1.0% of premium payments received.

                      We do not offer this contract for new sales. Therefore, we do not offer sales incentives and other special promotions for the sale of this product.

                      Commissions paid on premium payments received from the contracts are not charged directly to you or against your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions paid come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or its affiliate, the amount of expenses you pay under the contract does not vary as a result of such payments to such selling firms.

                      During 2004, 2003 and 2002, $83.3 million, $123.3 million
                      and $83.6 million, respectively, was paid to Capital Brokerage Corporation for new premium payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation.

Additional Information

OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within 10 days after you receive the contract (or such
PRIVILEGE             longer period as may be required by applicable law), you
                      may cancel it for any reason by delivering or mailing it postage prepaid, to:

                                GE Life and Annuity Assurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the premium payments made less any partial surrenders you have previously taken. In certain states, you may have more than 10 days to return the contract for a refund.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before acting on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 We face a significant risk of litigation and regulatory
PROCEEDINGS           investigations and actions in the ordinary course of
                      operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. This scrutiny includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes and the use of inducements to brokers or companies in the sale of insurance products. We have not received a subpoena or inquiry from the State of New York with respect to these matters. As part of industry-wide inquiries in this regard, we have received inquiries and informational requests from federal and state regulatory authorities. We are cooperating with these regulatory authorities in connection with their inquiries.

                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding this matter.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.

                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17,
                      2004), and Clark v. Allen, 66 et al. (filed June 25,
                      2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

                      Contracts issued before January 28, 1991, and, in certain states, contracts issued or offered after that date, contain certain rights, benefits and procedures which differ from those described elsewhere in this prospectus and the Statement of Additional Information. We marketed such contracts as "Asset Allocation Annuity" and identified them by the contract form number of P1098A, B, C or U, 1/87. An individual who has purchased one of these contracts must refer to this section in conjunction with the remainder of this prospectus and/or Statement of Additional Information, to determine his or her rights and benefits under the contract. With respect to the terms defined below, as well as the description of the refund privilege, the death benefit, and contestability of the contract you should substitute these terms and descriptions in their entirety for the related terms and descriptions found elsewhere in this prospectus or the Statement of Additional Information. All other procedures described herein, however, are meant to modify the procedures found elsewhere in the prospectus or the Statement of Additional Information, and must be read in conjunction with the procedures found elsewhere in this prospectus or in the Statement of Additional Information.

DEFINITIONS           Annuitant -- The person named in the contract during
                      whose life Income Payments involving life contingencies will continue and, subject to the provision dealing with Contingent Annuitants, upon whose death before the Maturity Date, a death benefit under the contract is paid.

                      Cash Value -- The value of the contract equal to the Cash Value allocated to the Subaccounts. As used elsewhere in this prospectus and Statement of Additional Information, the term "Contract Value" should be substituted for the term "Cash Value."

                      Contingent Owner -- The person named in the contract to become the new Owner of the contract in the event of the death of the owner before the Maturity Date. The owner's spouse is the only person that can be named as the Contingent Owner.

                      Initial Investment Period -- The period commencing on the date the initial net premium payment is credited to the contract and ending either 15 calendar days later or, if the contract is not accepted by the owner, when all amounts due are refunded. During the period, all premium payments will be placed in the Subaccount that invests exclusively in the GE Investment Funds, Inc. -- Money Market Fund.

                      Owner -- The person or persons (in the case of Joint Owners) entitled to receive Income Payments after the Maturity Date. The Owner is also entitled to the ownership rights stated in the contract during the lifetime of the Annuitant. The original Owner is named in the application. Contingent Owners may also be named. See "The Contract" provision in the prospectus.

THE CONTRACT          Subaccount which Invests Exclusively in the GE
                      Investments Funds, Inc. -- Money Market Fund -- The
                      Initial Investment Period commences on the date we credit the initial Net Premium Payment to the contract and ends either 15 calendar days later or, if the contract is not accepted by the Owner, when all amounts due are refunded, whichever is earlier. At the end of the Initial
                      Investment Period, we will transfer the Cash Value from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to the Subaccounts in accordance with the Owner's written instructions in the application. Additional Premium Payments will be allocated to the Subaccount in accordance with the written instructions of the Owner.

                      Examination of Contract (Refund Privilege) -- The Owner may examine the contract and return it for refund within 10 days after it is received. Unless state law requires otherwise, the amount of the refund will equal the greater of:

                        (1) the Cash Value of the contract (without reduction
                            of any surrender charges) plus any amount deducted from the premium payments prior to allocation to the Separate Account; or

                        (2) the Premium Payments made.

                      An Owner wanting a refund should return the contract to us at our Home Office. See the "Additional Information" provision.

DISTRIBUTIONS         Death Benefit -- If the Annuitant dies before the
UNDER THE             Maturity Date, a death benefit will become payable to the
CONTRACT              beneficiary upon due proof of death of the Annuitant as
                      long as there is no Contingent Annuitant. If a Contingent
                      Annuitant exists at the Annuitant's death prior to the Maturity Date, then no death benefit is payable unless the new annuitant dies prior to the Maturity Date. The death benefit will be equal to the greater of:

                        (1) the total of the premium payments made, reduced by
                            the sum of partial surrenders, including any applicable charges; and

                        (2) the Cash Value as of the date we receive due proof
                            of death.

                      Unless an optional payment plan is chosen on or before the date we receive due proof of death, the death benefit proceeds will be paid in a lump sum. If the death of the Annuitant occurs on or after the Maturity Date, no death benefit will be payable under the contract except as may be provided under the optional payment plan selected. See "The Death Benefit" provision.

INCOME                Election of Optional Payment Plans -- "Proceeds" means
PAYMENTS              the amount payable upon surrender, death of the Annuitant
                      prior to the Maturity Date, or upon the Maturity Date.
                      Death benefit and Surrender Value proceeds will be paid in one lump sum. During the lifetime of the Annuitant and prior to the Maturity Date, by written notice to the Home
                      Office the Owner may elect to receive proceeds in a lump sum or under an optional payment plan.

                      During the lifetime of the Annuitant, the Owner may elect that all or any part of the death benefit be applied under any one of the optional payment plans listed in the Contract or in any manner agreeable to us. If no election as to the optional payment plan has been selected by the Owner at the time of death of the Annuitant before the Maturity Date, such an election may be made by the beneficiary if made on or before the date we receive due proof of death. See "The Death Benefit" provision.

                      Optional Payment Plans -- The payee under a plan cannot be a corporation, association, or fiduciary. In addition, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100, even if any payment provided for would be or becomes less than $100. See the "Income Payments" provision.

GENERAL               Limits on Contesting this Contract -- We have relied on
PROVISIONS            statements in the contract application. In the absence of
                      fraud, they are considered representations and not warranties. We can contest this contract if any material misrepresentation of fact was made in the application and a copy of the application was attached to the contract when issued. Absent fraud, we will not contest the contract after it has been in effect during the Annuitant's life for two years from the Contract Date.

Appendix B

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges. The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Portfolios                                                         Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
The Alger American Fund
------------------------------------------------------------------------------------------------------------------------
  Alger American Growth Portfolio -- Class O Shares                      $16.87            $17.60         377,759   2004
                                                                          12.63             16.87         444,453   2003
                                                                          19.07             12.63         477,492   2002
                                                                          21.88             19.07         723,585   2001
                                                                          25.97             21.88         960,901   2000
                                                                          19.64             25.97       1,237,526   1999
                                                                          13.42             19.64       1,161,424   1998
                                                                          10.79             13.42       1,022,514   1997
                                                                           9.64             10.79       1,190,674   1996
                                                                          10.00              9.64         261,225   1995
                                                                             --                --              --   1994
------------------------------------------------------------------------------------------------------------------------
  Alger American Small Capitalization Portfolio -- Class O Shares          8.86             10.21         467,829   2004
                                                                           6.30              8.86         512,921   2003
                                                                           8.64              6.30         477,762   2002
                                                                          12.39              8.64         642,187   2001
                                                                          17.22             12.39         949,219   2000
                                                                          12.15             17.22       1,090,003   1999
                                                                          10.64             12.15       1,733,429   1998
                                                                           9.66             10.64       1,325,070   1997
                                                                           9.38              9.66       1,339,653   1996
                                                                          10.00              9.38         405,791   1995
                                                                             --                --              --   1994
------------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                12.32             13.55         111,316   2004
                                                                          10.00             12.32         107,521   2003
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated American Leaders Fund II -- Primary Shares                    16.93             18.37         138,387   2004
                                                                          13.41             16.93         184,208   2003
                                                                          17.01             13.41         211,139   2002
                                                                          17.96             17.01         294,487   2001
                                                                          17.75             17.96         325,517   2000
                                                                          16.83             17.75         474,111   1999
                                                                          14.48             16.83         480,466   1998
                                                                          11.07             14.48         361,619   1997
                                                                          10.00             11.07          75,662   1996
                                                                             --                --              --   1995
                                                                             --                --              --   1994
------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Portfolios                                              Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Federated Capital Income Fund II                            $13.15            $14.29         108,608   2004
                                                               11.03             13.15         127,652   2003
                                                               14.67             11.03         135,961   2002
                                                               17.20             14.67         202,066   2001
                                                               19.11             17.20         258,971   2000
                                                               19.01             19.11         363,909   1999
                                                               16.88             19.01         478,465   1998
                                                               13.48             16.88         485,332   1997
                                                               12.23             13.48         545,223   1996
                                                               10.00             12.23         539,628   1995
                                                                  --                --              --   1994
-------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Primary Shares         16.93             18.49         178,976   2004
                                                               14.02             16.93         198,390   2003
                                                               13.98             14.02         224,680   2002
                                                               13.96             13.98         214,386   2001
                                                               15.52             13.96         369,429   2000
                                                               15.34             15.52         450,443   1999
                                                               15.11             15.34         471,675   1998
                                                               13.43             15.11         456,124   1997
                                                               11.89             13.43         211,506   1996
                                                               10.00             11.89          40,814   1995
                                                                  --                --              --   1994
-------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Initial Class             29.02             30.25       3,963,857   2004
                                                               24.88             29.02       4,663,074   2003
                                                               27.58             24.88       5,411,572   2002
                                                               29.09             27.58       6,746,394   2001
                                                               30.63             29.09       8,822,451   2000
                                                               27.90             30.63      11,988,811   1999
                                                               24.53             27.90      14,835,158   1998
                                                               20.57             24.53      17,101,510   1997
                                                               18.16             20.57      18,979,975   1996
                                                               15.70             18.16      21,993,362   1995
                                                               16.88             15.70      27,382,848   1994
-------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Initial Class                 29.44             33.60         927,874   2004
                                                               23.18             29.44       1,016,015   2003
                                                               25.87             23.18       1,098,103   2002
                                                               29.83             25.87       1,463,180   2001
                                                               32.31             29.83       1,951,596   2000
                                                               26.31             32.31       2,650,253   1999
                                                               20.47             26.31       3,082,088   1998
                                                               16.68             20.47       3,296,201   1997
                                                               13.92             16.68       3,097,501   1996
                                                               10.00             13.92       2,434,885   1995
                                                                  --                --              --   1994
-------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Portfolios                                             Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Initial Class               $46.15            $50.87       1,438,528   2004
                                                              35.82             46.15       1,721,470   2003
                                                              43.63             35.82       1,971,167   2002
                                                              46.44             43.63       2,514,863   2001
                                                              43.33             46.44       3,098,226   2000
                                                              41.23             43.33       4,454,619   1999
                                                              37.36             41.23       5,753,760   1998
                                                              29.50             37.36       6,589,338   1997
                                                              26.12             29.50       6,847,454   1996
                                                              19.56             26.12       6,942,107   1995
                                                              18.41             19.56       5,088,608   1994
------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Initial Class                       47.96             49.01       1,099,335   2004
                                                              36.52             47.96       1,306,628   2003
                                                              52.86             36.52       1,457,038   2002
                                                              64.94             52.86       1,923,051   2001
                                                              73.80             64.94       2,537,479   2000
                                                              54.32             73.80       3,310,123   1999
                                                              39.40             54.32       3,969,421   1998
                                                              32.38             39.40       4,467,825   1997
                                                              28.47             32.38       4,831,665   1996
                                                              21.27             28.47       5,187,186   1995
                                                              21.34             21.27       4,641,036   1994
------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Initial Class              14.84             15.52         222,623   2004
                                                              12.13             14.84         249,001   2003
                                                              14.71             12.13         228,556   2002
                                                              16.31             14.71         346,968   2001
                                                              17.12             16.31         410,164   2000
                                                              15.86             17.12         618,815   1999
                                                              12.38             15.86         751,280   1998
                                                              10.00             12.38         294,329   1997
                                                                 --                --              --   1996
                                                                 --                --              --   1995
                                                                 --                --              --   1994
------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Initial Class         10.74             11.38         103,638   2004
                                                               8.36             10.74         143,320   2003
                                                              10.83              8.36         169,857   2002
                                                              12.80             10.83         200,327   2001
                                                              15.61             12.80         299,397   2000
                                                              15.15             15.61         525,381   1999
                                                              12.30             15.15         595,214   1998
                                                              10.00             12.30         341,417   1997
                                                                 --                --              --   1996
                                                                 --                --              --   1995
                                                                 --                --              --   1994
------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                    13.96             17.20         138,562   2004
                                                              10.00             13.96          82,073   2003
------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Portfolios                                                   Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  VIP Overseas Portfolio -- Initial Class                          $23.14            $25.99         840,013   2004
                                                                    16.33             23.14         912,602   2003
                                                                    20.72             16.33         999,509   2002
                                                                    26.59             20.72       1,258,600   2001
                                                                    33.25             26.59       1,662,419   2000
                                                                    23.58             33.25       2,244,272   1999
                                                                    21.16             23.58       2,813,314   1998
                                                                    19.19             21.16       3,398,260   1997
                                                                    17.15             19.19       4,069,123   1996
                                                                    15.82             17.15       4,508,746   1995
                                                                    15.79             15.82       5,128,595   1994
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class I Shares               10.00             10.23              --   2004
------------------------------------------------------------------------------------------------------------------
  Templeton Global Income Securities Fund -- Class I Shares         10.00             10.13              --   2004
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Global Income Fund                                                12.77             13.81          81,662   2004
                                                                    11.56             12.77         113,030   2003
                                                                    10.03             11.56         104,279   2002
                                                                    10.32             10.03          26,062   2001
                                                                    10.51             10.32          20,090   2000
                                                                    11.50             10.51          50,781   1999
                                                                    10.26             11.50          46,632   1998
                                                                    10.00             10.26         516,898   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
                                                                       --                --              --   1994
------------------------------------------------------------------------------------------------------------------
  Income Fund                                                       13.46             13.76         544,900   2004
                                                                    13.14             13.46         804,637   2003
                                                                    12.10             13.14       1,017,046   2002
                                                                    11.40             12.10         964,324   2001
                                                                    10.41             11.40         890,340   2000
                                                                    10.68             10.41       1,124,188   1999
                                                                    10.01             10.68       1,332,645   1998
                                                                    10.00             10.01       1,295,638   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
                                                                       --                --              --   1994
------------------------------------------------------------------------------------------------------------------
  International Equity Fund                                         12.98             14.86          88,547   2004
                                                                     9.52             12.98          76,892   2003
                                                                    12.65              9.52          63,491   2002
                                                                    16.17             12.65          69,869   2001
                                                                    18.74             16.17         103,863   2000
                                                                    14.54             18.74         203,538   1999
                                                                    12.53             14.54         161,533   1998
                                                                    11.50             12.53       1,212,802   1997
                                                                    10.58             11.50         207,412   1996
                                                                    10.00             10.58         115,562   1995
                                                                       --                --              --   1994
------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Portfolios                                                   Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)        $19.12            $21.93         301,916   2004
                                                                    14.55             19.12         341,811   2003
                                                                    17.07             14.55         366,772   2002
                                                                    17.21             17.07         370,507   2001
                                                                    16.08             17.21         310,736   2000
                                                                    13.87             16.08         419,746   1999
                                                                    13.15             13.87         385,376   1998
                                                                    10.00             13.15         479,621   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
                                                                       --                --              --   1994
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 17.21             17.18         828,605   2004
                                                                    17.28             17.21       1,193,188   2003
                                                                    17.22             17.28       2,428,398   2002
                                                                    16.76             17.22       3,237,897   2001
                                                                    15.96             16.76       3,733,450   2000
                                                                    15.38             15.96       5,265.274   1999
                                                                    14.77             15.38       5,222,349   1998
                                                                    14.18             14.77       3,512,260   1997
                                                                    13.61             14.18       2,549,159   1996
                                                                    13.01             13.61         893,974   1995
                                                                    12.68             13.01         484,719   1994
------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                         9.85             10.42         157,593   2004
                                                                     7.73              9.85         284,977   2003
                                                                     9.90              7.73          75,183   2002
                                                                    11.02              9.90          72,776   2001
                                                                    11.76             11.02          79,201   2000
                                                                    10.00             11.76          46,603   1999
                                                                       --                --              --   1998
                                                                       --                --              --   1997
                                                                       --                --              --   1996
                                                                       --                --              --   1995
                                                                       --                --              --   1994
------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                       28.42             37.18         186,620   2004
                                                                    20.93             28.42         200,954   2003
                                                                    21.46             20.93         204,164   2002
                                                                    19.41             21.46         182,258   2001
                                                                    14.82             19.41         217,655   2000
                                                                    15.02             14.82         218,219   1999
                                                                    18.46             15.02         316,692   1998
                                                                    15.63             18.46       1,385,306   1997
                                                                    11.61             15.63         204,919   1996
                                                                    10.00             11.61          23,643   1995
                                                                       --                --              --   1994
------------------------------------------------------------------------------------------------------------------

                                                                             Number of
                                           Accumulation      Accumulation  Accumulation
                                          Unit Values at    Unit Values at   Units at
Portfolios                              Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                       $45.25            $49.41         380,667   2004
                                               35.69             45.25         443,753   2003
                                               46.51             35.69         468,803   2002
                                               53.63             46.51         603,299   2001
                                               59.90             53.63         820,854   2000
                                               50.24             59.90       1,079,890   1999
                                               39.63             50.24       1,096,813   1998
                                               30.77             39.63         918,847   1997
                                               25.00             30.77         580,257   1996
                                               18.58             25.00         479,021   1995
                                               18.68             18.58         297,274   1994
---------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                  12.85             14.63          45,924   2004
                                               10.00             12.85          26,902   2003
---------------------------------------------------------------------------------------------
  Total Return Fund                            39.84             42.60         246,359   2004
                                               33.49             39.84         276,101   2003
                                               37.36             33.49         275,659   2002
                                               38.93             37.36         329,490   2001
                                               37.52             38.93         379,232   2000
                                               33.52             37.52         513,721   1999
                                               28.96             33.52         584,911   1998
                                               24.83             28.96         631,828   1997
                                               22.71             24.83         708,065   1996
                                               17.94             22.71         745,501   1995
                                               17.64             17.94         666,497   1994
---------------------------------------------------------------------------------------------
  U.S. Equity Fund                             10.91             11.67          91,237   2004
                                                8.96             10.91         116,718   2003
                                               11.22              8.96         124,730   2002
                                               12.40             11.22         148,206   2001
                                               12.62             12.40         173,081   2000
                                               10.68             12.62          82,891   1999
                                               10.00             10.68          26,127   1998
                                                  --                --              --   1997
                                                  --                --              --   1996
                                                  --                --              --   1995
                                                  --                --              --   1994
---------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
---------------------------------------------------------------------------------------------
  Goldman Sachs Growth and Income Fund          8.40              9.86         159,362   2004
                                                6.83              8.40          84,780   2003
                                                7.80              6.83         104,286   2002
                                                8.70              7.80          77,071   2001
                                                9.23              8.70          71,900   2000
                                                8.86              9.23          80,699   1999
                                               10.00              8.86          52,650   1998
                                                  --                --              --   1997
                                                  --                --              --   1996
                                                  --                --              --   1995
                                                  --                --              --   1994
---------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Portfolios                                                             Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           $14.40            $17.91         797,978   2004
                                                                              11.34             14.40         716,957   2003
                                                                              12.04             11.34         829,760   2002
                                                                              10.87             12.04         603,789   2001
                                                                               8.39             10.87         312,480   2000
                                                                               8.57              8.39         195,348   1999
                                                                              10.00              8.57          78,049   1998
                                                                                 --                --              --   1997
                                                                                 --                --              --   1996
                                                                                 --                --              --   1995
                                                                                 --                --              --   1994
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Institutional Shares                                  23.26             24.95         983,154   2004
                                                                              20.63             23.26       1,192,768   2003
                                                                              22.31             20.63       1,421,344   2002
                                                                              23.67             22.31       1,775,829   2001
                                                                              24.50             23.67       2,250,745   2000
                                                                              19.55             24.50       2,769,176   1999
                                                                              14.73             19.55       2,916,033   1998
                                                                              12.21             14.73       2,481,552   1997
                                                                              10.63             12.21         358,807   1996
                                                                              10.00             10.63         111,972   1995
                                                                                 --                --              --   1994
----------------------------------------------------------------------------------------------------------------------------
  Flexible Bond Portfolio -- Institutional Shares (formerly, Flexible         17.42             17.90         167,130   2004
   Income Portfolio)                                                          16.56             17.42         273,089   2003
                                                                              15.17             16.56         384,816   2002
                                                                              14.24             15.17         395,265   2001
                                                                              13.56             14.24         384,649   2000
                                                                              13.50             13.56         514,641   1999
                                                                              12.52             13.50         552,225   1998
                                                                              11.33             12.52         280,878   1997
                                                                              10.50             11.33         118,020   1996
                                                                              10.00             10.50          39,079   1995
                                                                                 --                --              --   1994
----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Institutional Shares (formerly, Capital                  20.12             23.51         284,063   2004
   Appreciation Portfolio)                                                    16.88             20.12         349,420   2003
                                                                              20.25             16.88         440,506   2002
                                                                              26.16             20.25         575,386   2001
                                                                              32.35             26.16         853,141   2000
                                                                              19.59             32.35       1,124,173   1999
                                                                              12.56             19.59         506,817   1998
                                                                              10.00             12.56          49,257   1997
                                                                                 --                --              --   1996
                                                                                 --                --              --   1995
                                                                                 --                --              --   1994
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Portfolios                                                       Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                     $ 8.18            $ 9.24          35,517   2004
                                                                         6.56              8.18          43,987   2003
                                                                         9.42              6.56          89,338   2002
                                                                        11.45              9.42         200,905   2001
                                                                        10.00             11.45         320,846   2000
                                                                           --                --              --   1999
                                                                           --                --              --   1998
                                                                           --                --              --   1997
                                                                           --                --              --   1996
                                                                           --                --              --   1995
                                                                           --                --              --   1994
----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                          3.57              3.55         405,198   2004
                                                                         2.47              3.57         410,355   2003
                                                                         4.22              2.47         131,809   2002
                                                                         6.82              4.22         150,593   2001
                                                                        10.00              6.82         192,319   2000
                                                                           --                --              --   1999
                                                                           --                --              --   1998
                                                                           --                --              --   1997
                                                                           --                --              --   1996
                                                                           --                --              --   1995
                                                                           --                --              --   1994
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Institutional Shares                17.68             20.79         243,886   2004
                                                                        13.26             17.68         308,435   2003
                                                                        18.02             13.26         455,711   2002
                                                                        23.75             18.02         594,436   2001
                                                                        28.58             23.75         914,128   2000
                                                                        15.86             28.58         949,972   1999
                                                                        13.69             15.86       1,053,424   1998
                                                                        11.69             13.69       1,004,669   1997
                                                                        10.00             11.69         474,438   1996
                                                                           --                --              --   1995
                                                                           --                --              --   1994
----------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Institutional Shares (formerly,         21.73             22.45       1,056,769   2004
   Growth Portfolio)                                                    16.69             21.73       1,298,348   2003
                                                                        22.97             16.69       1,625,231   2002
                                                                        30.88             22.97       2,307,263   2001
                                                                        36.56             30.88       3,339,577   2000
                                                                        25.68             36.56       4,139,512   1999
                                                                        19.15             25.68       4,307,429   1998
                                                                        15.79             19.15       4,505,765   1997
                                                                        13.48             15.79       4,764,409   1996
                                                                        10.48             13.48       4,432,726   1995
                                                                        10.30             10.48       3,183,404   1994
----------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Portfolios                                             Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Institutional Shares           $22.99            $27.44         443,430   2004
                                                              17.21             22.99         552,573   2003
                                                              24.16             17.21         675,661   2002
                                                              40.38             24.16       1,019,009   2001
                                                              59.91             40.38       1,476,739   2000
                                                              26.89             59.91       1,789,828   1999
                                                              20.26             26.89       1,551,670   1998
                                                              18.19             20.26       1,817,576   1997
                                                              17.05             18.19       1,975,818   1996
                                                              13.53             17.05       1,965,737   1995
                                                              11.58             13.53       1,272,142   1994
------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Institutional Shares          27.61             28.59         960,865   2004
                                                              22.52             27.61       1,222,607   2003
                                                              30.58             22.52       1,716,405   2002
                                                              39.89             30.58       2,399,672   2001
                                                              47.86             39.89       3,447,311   2000
                                                              29.44             47.86       4,314,377   1999
                                                              23.10             29.44       4,894,747   1998
                                                              19.13             23.10       4,938,272   1997
                                                              15.00             19.13       4,170,807   1996
                                                              11.91             15.00       2,757,216   1995
                                                              11.91             11.91       2,747,224   1994
------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares         12.76             13.40          21,713   2004
                                                              10.00             12.76          21,213   2003
------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA                       38.88             46.04         579,960   2004
                                                              31.32             38.88         667,430   2003
                                                              43.88             31.32         785,562   2002
                                                              64.59             43.88       1,046,982   2001
                                                              73.61             64.59       1,438,160   2000
                                                              40.56             73.61       1,804,530   1999
                                                              37.62             40.56       2,344,528   1998
                                                              30.04             37.62       1,291,813   1997
                                                              24.28             30.04       1,190,622   1996
                                                              17.97             24.28         986,685   1995
                                                              17.87             17.97         734,287   1994
------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA                                35.82             38.98         393,442   2004
                                                              29.00             35.82         443,367   2003
                                                              32.74             29.00         501,118   2002
                                                              32.40             32.74         609,630   2001
                                                              30.80             32.40         753,703   2000
                                                              27.87             30.80       1,051,087   1999
                                                              26.43             27.87       1,344,466   1998
                                                              22.81             26.43       1,553,549   1997
                                                              19.98             22.81       1,640,662   1996
                                                              16.66             19.98       1,762,762   1995
                                                              17.16             16.66       1,797,950   1994
------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Portfolios                                                     Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA                           $51.50            $54.44         430,548   2004
                                                                      39.79             51.50         488,844   2003
                                                                      55.03             39.79         510,800   2002
                                                                      63.69             55.03         684,426   2001
                                                                      64.57             63.69         801,953   2000
                                                                      46.11             64.57         957,458   1999
                                                                      36.52             46.11       1,173,060   1998
                                                                      33.08             36.52       2,591,419   1997
                                                                      27.84             33.08       2,726,055   1996
                                                                      21.25             27.84       2,647,993   1995
                                                                      22.89             21.25       2,708,975   1994
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Core Bond Fund/VA (formerly, Oppenheimer Bond           27.35             28.52         254,234   2004
   Fund/VA)                                                           25.91             27.35         353,164   2003
                                                                      24.03             25.91         459,577   2002
                                                                      22.55             24.03         522,745   2001
                                                                      21.51             22.55         560,064   2000
                                                                      22.09             21.51         768,244   1999
                                                                      20.92             22.09         915,859   1998
                                                                      19.37             20.92         929,630   1997
                                                                      18.71             19.37         941,269   1996
                                                                      16.17             18.71         952,700   1995
                                                                      16.65             16.17         967,029   1994
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer High Income Fund/VA                                     36.30             39.10         357,249   2004
                                                                      29.63             36.30         464,434   2003
                                                                      30.71             29.63         528,223   2002
                                                                      30.46             30.71         682,884   2001
                                                                      32.02             30.46         852,997   2000
                                                                      31.06             32.02       1,245,529   1999
                                                                      31.32             31.06       1,658,434   1998
                                                                      28.24             31.32       1,869,843   1997
                                                                      24.79             28.24       1,358,227   1996
                                                                      20.83             24.79       1,263,712   1995
                                                                      21.78             20.83       1,125,497   1994
--------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
  Liberty Ridge Growth II Portfolio (formerly, PBHG Growth II          9.26              9.76          72,708   2004
   Portfolio)                                                          7.45              9.26         104,805   2003
                                                                      10.83              7.45         152,592   2002
                                                                      18.41             10.83         274,022   2001
                                                                      22.35             18.41         380,451   2000
                                                                      11.41             22.35         226,702   1999
                                                                      10.67             11.41         122,432   1998
                                                                      10.00             10.67          76,611   1997
                                                                         --                --              --   1996
                                                                         --                --              --   1995
                                                                         --                --              --   1994
--------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Portfolios                                                        Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Liberty Ridge Large Cap Growth Portfolio (formerly, PBHG Large        $15.47            $16.66         87,458    2004
   Cap Growth Portfolio)                                                 11.93             15.47        106,905    2003
                                                                         17.08             11.93        132,559    2002
                                                                         24.09             17.08        193,697    2001
                                                                         24.74             24.09        269,115    2000
                                                                         15.15             24.74        132,343    1999
                                                                         11.73             15.15         98,043    1998
                                                                         10.00             11.73         55,997    1997
                                                                            --                --             --    1996
                                                                            --                --             --    1995
                                                                            --                --             --    1994
-----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                  10.12             10.49        116,402    2004
                                                                         10.00             10.12         50,696    2003
-----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Investors Fund -- Class I                    14.39             15.70        308,360    2004
                                                                         11.00             14.39        343,987    2003
                                                                         14.47             11.00        296,773    2002
                                                                         15.27             14.47        304,116    2001
                                                                         13.40             15.27        126,555    2000
                                                                         12.14             13.40         15,929    1999
                                                                         10.00             12.14             42    1998
                                                                            --                --             --    1997
                                                                            --                --             --    1996
                                                                            --                --             --    1995
                                                                            --                --             --    1994
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Strategic Bond Fund -- Class I               13.72             14.46        216,517    2004
                                                                         12.26             13.72        240,851    2003
                                                                         11.39             12.26        189,374    2002
                                                                         10.78             11.39         71,246    2001
                                                                         10.16             10.78         34,928    2000
                                                                         10.24             10.16         46,435    1999
                                                                         10.00             10.24          2,799    1998
                                                                            --                --             --    1997
                                                                            --                --             --    1996
                                                                            --                --             --    1995
                                                                            --                --             --    1994
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Total Return Fund -- Class I                 11.73             12.61         30,695    2004
                                                                         10.24             11.73         47,015    2003
                                                                         11.12             10.24         42,782    2002
                                                                         11.34             11.12         30,465    2001
                                                                         10.63             11.34          8,529    2000
                                                                         10.67             10.63          6,185    1999
                                                                         10.00             10.67          6,299    1998
                                                                            --                --             --    1997
                                                                            --                --             --    1996
                                                                            --                --             --    1995
                                                                            --                --             --    1994
-----------------------------------------------------------------------------------------------------------------------

Table of Contents

Statement of Additional Information


                                                                         Page
  The Company...........................................................  B-3
  The Separate Account..................................................  B-4
  Additional Information About the Guarantee Account....................  B-4
  The Contracts.........................................................  B-5
     Transfer of Annuity Units..........................................  B-5
     Net Investment Factor..............................................  B-6
  Termination of Participation Agreements...............................  B-6
  Calculation of Performance Data.......................................  B-8
     Subaccount Investing in GE Investments Funds, Inc. -- Money Market
       Fund.............................................................  B-8
     Other Subaccounts.................................................. B-10
     Other Performance Data............................................. B-11
  Tax Matters........................................................... B-12
     Taxation of GE Life and Annuity Assurance Company.................. B-12
     IRS Required Distributions......................................... B-12
  General Provisions.................................................... B-13
     Using the Contracts as Collateral.................................. B-13
     The Beneficiary.................................................... B-13
     Non-Participating.................................................. B-13
     Misstatement of Age or Gender...................................... B-14
     Incontestability................................................... B-14
     Statement of Values................................................ B-14
     Trust as Owner or Beneficiary...................................... B-14
     Written Notice..................................................... B-14
  Legal Developments Regarding Employment-Related Benefit Plans......... B-14
  Regulation of GE Life and Annuity Assurance Company................... B-14
  Experts............................................................... B-15
  Financial Statements.................................................. B-15

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1140 10/90 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State      Zip

                      Signature of Requestor: __________________________________
                                                               Date